SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2012
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

Completion of Public Offering of Securities

On June 13, 2012, pursuant to securities purchase agreements with investors dated June 7, 2012, the Company completed a registered public offering of 5,420,800 shares of its common stock, warrants to purchase up to an aggregate of 2,710,400 shares of its common stock at an exercise price of $1.25 per share, expiring five years from issuance, and warrants to purchase up to an aggregate of 5,420,800 shares of its common stock at an exercise price of $1.00, exercisable for 90 days from issuance, for total gross proceeds of $5,420,800. The net proceeds of the offering, after deducting approximately $379,000 in placement agent fees and approximately $200,000 in other estimated transaction expenses, are estimated to be approximately $4.8 million.

Dismissal of Class Action Litigation

On June 11, 2012, the class action litigation pending against the Company (see Note 14) was dismissed with prejudice. The plaintiffs did not file a notice of appeal prior to the expiration of the deadline for such filing on July 13, 2012.